Stockholders' Equity - Initial Public Offering (Details) - IPO $ / shares in Units, $ in Millions	May 16, 2018 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares	$ 15
Number of shares sold (in shares) | shares	23,805,000
Proceeds from sale of stock, net | $	$ 332.1